TRADE AND NOTES RECEIVABLES - Ageing analysis of past due (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Ageing analysis of trade receivables were past due but not impaired
Trade and notes receivables	$ 1,233,606	¥ 8,026,209	¥ 7,349,563
Pledged trade receivables		22,000	36,000
Pledged notes receivables		82,000	34,000
Joint venture
Ageing analysis of trade receivables were past due but not impaired
Trade and notes receivables		591,000	38,000
Associates
Ageing analysis of trade receivables were past due but not impaired
Trade and notes receivables		97,000	0
Past due but not impaired
Ageing analysis of trade receivables were past due but not impaired
Trade and notes receivables		1,536,948	1,441,135
Not past due
Ageing analysis of trade receivables were past due but not impaired
Trade and notes receivables		6,137,627	5,710,535
Individually impaired receivables
Ageing analysis of trade receivables were past due but not impaired
Trade and notes receivables		7,674,575	7,151,670
Trade receivables		351,634	197,893
Past due for 1 year | Past due but not impaired
Ageing analysis of trade receivables were past due but not impaired
Trade and notes receivables		459,188	523,333
Between 1 and 2 years | Past due but not impaired
Ageing analysis of trade receivables were past due but not impaired
Trade and notes receivables		295,928	505,774
Past due for over 2 years | Past due but not impaired
Ageing analysis of trade receivables were past due but not impaired
Trade and notes receivables		781,832	412,028
Gross
Ageing analysis of trade receivables were past due but not impaired
Trade and notes receivables		8,508,229	7,812,134
Gross | Individually impaired receivables
Ageing analysis of trade receivables were past due but not impaired
Trade receivables		833,654	660,464
Gross | Within 1 year
Ageing analysis of trade receivables were past due but not impaired
Trade and notes receivables		6,320,428	5,787,705
Gross | Within 1 year | Individually impaired receivables
Ageing analysis of trade receivables were past due but not impaired
Trade receivables		182,801	77,170
Gross | Between 1 and 2 years
Ageing analysis of trade receivables were past due but not impaired
Trade and notes receivables		505,493	557,602
Gross | Between 1 and 2 years | Individually impaired receivables
Ageing analysis of trade receivables were past due but not impaired
Trade receivables		46,305	34,269
Gross | Between 2 and 3 years
Ageing analysis of trade receivables were past due but not impaired
Trade and notes receivables		336,019	533,227
Gross | Between 2 and 3 years | Individually impaired receivables
Ageing analysis of trade receivables were past due but not impaired
Trade receivables		40,091	27,453
Gross | Over 3 years
Ageing analysis of trade receivables were past due but not impaired
Trade and notes receivables		1,346,289	933,600
Gross | Over 3 years | Individually impaired receivables
Ageing analysis of trade receivables were past due but not impaired
Trade receivables		564,457	521,572
Provision for impairment
Ageing analysis of trade receivables were past due but not impaired
Trade and notes receivables		(482,020)	(462,571)
Provision for impairment | Individually impaired receivables
Ageing analysis of trade receivables were past due but not impaired
Trade receivables		¥ (482,020)	¥ (462,571)